UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-4264

Name of Fund: Merrill Lynch California Insured Municipal Bond Fund of
              Merrill Lynch California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
        Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

                            Merrill Lynch California Insured Municipal Bond Fund

Schedule of Investments as of November 30, 2004                   (in Thousands)

Face
Amount     Municipal Bonds                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 93.7%
-----------------------------------------------------------------------------------------------------------------------------------
$  2,625   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital Medical Center), 6%
           due 12/01/2029(a)                                                                                              $   2,942
-----------------------------------------------------------------------------------------------------------------------------------
   3,750   Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds (Community Facility
           Number 1), Series A, 7% due 8/01/2019                                                                              3,992
-----------------------------------------------------------------------------------------------------------------------------------
   3,600   Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien, Series A, 5.25%
           due 10/01/2021(g)                                                                                                  3,876
-----------------------------------------------------------------------------------------------------------------------------------
           Anaheim, California, Public Financing Authority:
   3,000       Electric System Distribution Facilities Revenue Bonds, Series A, 5% due 10/01/2031(f)                          3,029
   4,000       Tax Allocation Revenue Refunding Bonds, RITES, 11.27% due 12/28/2018(g)(h)                                     5,035
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875% due 4/01/2022(g)             2,163
-----------------------------------------------------------------------------------------------------------------------------------
   2,795   Bay Area Government Association, California, Revenue Refunding Bonds (California Redevelopment Agency Pool),
           Series A, 6% due 12/15/2024(f)                                                                                     2,908
-----------------------------------------------------------------------------------------------------------------------------------
   6,000   Bay Area Toll Authority California Toll Bridge Revenue Bonds (San Francisco Bay Area), Series A, VRDN, 1.61%
           due 4/01/2036(a)(i)                                                                                                6,000
-----------------------------------------------------------------------------------------------------------------------------------
           California Educational Facilities Authority, Revenue Refunding Bonds(g):
   9,000       RIB, Series 413, 10.03% due 10/01/2026(h)                                                                     10,450
   1,025       (University of the Pacific), 5.875% due 11/01/2020                                                             1,155
-----------------------------------------------------------------------------------------------------------------------------------
           California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series U(f)(i):
   3,400       1.67% due 2/01/2031                                                                                            3,400
   5,000       1.67% due 2/01/2032                                                                                            5,000
-----------------------------------------------------------------------------------------------------------------------------------
   3,000   California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds (Catholic
           Healthcare West), Series A, 6% due 7/01/2017(g)                                                                    3,218
-----------------------------------------------------------------------------------------------------------------------------------
           California Health Facilities Financing Authority Revenue Bonds:
  10,000       DRIVERS, Series 181, 9.042% due 6/01/2022(f)(h)                                                               11,869
   5,000       (Kaiser Permanente), RIB, Series 26, 9.01% due 6/01/2022(f)(h)                                                 5,935
   2,000       (Scripps Memorial Hospital), Series A, 6.375% due 10/01/2022(g)                                                2,027
   5,780       (Scripps Research Institute), Series A, 6.625% due 7/01/2014                                                   5,913
   2,080       (Sutter Health), Series A, 6.25% due 8/15/2035                                                                 2,290

Portfolio Abbreviations

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
HFA             Housing Finance Agency
RIB             Residual Interest Bonds
RITES           Residual Interest Tax-Exempt Securities
RITR            Residual Interest Trust Receipts
VRDN            Variable Rate Demand Notes

                            Merrill Lynch California Insured Municipal Bond Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

Face
Amount     Municipal Bonds                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
           California Health Facilities Financing Authority, Revenue Refunding Bonds, VRDN(g)(i):
$  1,000       (Adventist Hospital), Series B, 1.63% due 9/01/2028                                                        $   1,000
   3,810       (Adventist Hospital), Series C, 1.63% due 9/01/2015                                                            3,810
   3,000       (Sutter/Catholic Healthcare System), Series B, 1.61% due 7/01/2012                                             3,000
-----------------------------------------------------------------------------------------------------------------------------------
   4,500   California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.75% due 5/01/2017          5,013
-----------------------------------------------------------------------------------------------------------------------------------
           California State Public Works Board, Lease Revenue Bonds, Series A:
   2,800       (Department of Health Services), 5.625% due 11/01/2019(g)                                                      3,104
   3,000       (Various Community College Projects), 5.625% due 3/01/2016(a)                                                  3,176
-----------------------------------------------------------------------------------------------------------------------------------
           California State Public Works Board, Lease Revenue Refunding Bonds, Series B:
  10,000       (Department of Corrections), 5.625% due 11/01/2019(g)                                                         10,767
   1,500       (Various Community College Project), 5.625% due 3/01/2019(a)                                                   1,588
-----------------------------------------------------------------------------------------------------------------------------------
   1,580   California State University and Colleges, Housing System Revenue Refunding Bonds, 5.80% due 11/01/2017(d)          1,661
-----------------------------------------------------------------------------------------------------------------------------------
   3,000   California State University, Systemwide Revenue Refunding Bonds, Series A, 5% due 11/01/2034(f)                    3,036
-----------------------------------------------------------------------------------------------------------------------------------
   6,000   California Statewide Communities Development Authority, COP, Refunding (Huntington Memorial Hospital), 5.80%
           due 7/01/2026(b)                                                                                                   6,390
-----------------------------------------------------------------------------------------------------------------------------------
   2,475   California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health
           Services), Series A, 6% due 10/01/2023                                                                             2,656
-----------------------------------------------------------------------------------------------------------------------------------
   1,200   Capistrano, California, Unified School District, Community Facility District, Special Tax Bonds (No. 90-2
           Talega), 6% due 9/01/2032                                                                                          1,224
-----------------------------------------------------------------------------------------------------------------------------------
           Commerce, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds (Community Center
           Project)(k):
   1,550       5% due 10/01/2029                                                                                              1,557
   2,015       5% due 10/01/2034                                                                                              2,018
-----------------------------------------------------------------------------------------------------------------------------------
   5,585   Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding Bonds (Various Capital
           Facilities), Series A, 5.35% due 8/01/2024(g)                                                                      5,887
-----------------------------------------------------------------------------------------------------------------------------------
           Corona, California, COP, Refunding (Corona Community):
   1,915       8% due 3/01/2009(e)                                                                                            2,298
   2,065       8% due 3/01/2010(e)                                                                                            2,534
   2,230       8% due 3/01/2011(e)                                                                                            2,793
   2,410       8% due 3/01/2012(e)                                                                                            3,068
   2,605       8% due 3/01/2013(e)                                                                                            3,369
   2,810       8% due 3/01/2014(e)                                                                                            3,686
   3,035       8% due 3/01/2015(c)                                                                                            4,026
-----------------------------------------------------------------------------------------------------------------------------------
   1,250   Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024(d)                               1,347
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A, 6% due 8/01/2033                    1,026
-----------------------------------------------------------------------------------------------------------------------------------
   3,000   Etiwanda School District, California, Community Facilities District Number 8, Special Tax, 6.25%
           due 9/01/2032                                                                                                      3,051
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028(g)                                   2,032
-----------------------------------------------------------------------------------------------------------------------------------
           Grossmont, California, Unified High School District, COP(e)(f):
   1,220       5.65% due 9/01/2008                                                                                            1,382
   2,250       5.75% due 9/01/2008                                                                                            2,557
-----------------------------------------------------------------------------------------------------------------------------------
   2,750   Hawthorne, California, School District, GO, Series A, 5.50% due 5/01/2022(d)                                       3,013
-----------------------------------------------------------------------------------------------------------------------------------
   5,080   Irvine, California, Unified School District, Special Tax Refunding Bonds (Community Facilities District
           No. 86-1), 5.50% due 11/01/2017(a)                                                                                 5,566
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due 11/01/2031(a)                       4,603
-----------------------------------------------------------------------------------------------------------------------------------

                            Merrill Lynch California Insured Municipal Bond Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

Face
Amount     Municipal Bonds                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
           Los Angeles, California, Community College District, GO, Series A(g):
$ 12,265       5.50% due 8/01/2020                                                                                        $  13,531
   5,035       5.50% due 8/01/2021                                                                                            5,527
-----------------------------------------------------------------------------------------------------------------------------------
   7,000   Los Angeles, California, Convention and Exhibition Center Authority, COP, 9% due 12/01/2020(a)                     7,478
-----------------------------------------------------------------------------------------------------------------------------------
           Los Angeles, California, Harbor Department Revenue Bonds, AMT:
   7,000       RITR, Series RI-7, 10.405% due 11/01/2026(g)(h)                                                                7,969
   1,000       Series B, 5.375% due 11/01/2023                                                                                1,043
-----------------------------------------------------------------------------------------------------------------------------------
   4,785   Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60% due 10/01/2018(c)(g)                     5,993
-----------------------------------------------------------------------------------------------------------------------------------
   2,350   Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5% due 6/01/2032(f)                  2,377
-----------------------------------------------------------------------------------------------------------------------------------
           Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System):
   5,400       Series A-A-1, 5.25% due 7/01/2020(f)                                                                           5,800
   4,000       Series A-A-2, 5.375% due 7/01/2021(g)                                                                          4,328
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds,
           Proposition A, First Tier Senior Series A, 2.125% due 7/01/2005(f)                                                 2,002
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Los Rios, California, Community College District, GO (Election of 2002), Series B, 5% due 8/01/2027(g)             2,040
-----------------------------------------------------------------------------------------------------------------------------------
   8,175   Manteca, California, Unified School District, GO, 5% due 8/01/2027(f)                                              8,338
-----------------------------------------------------------------------------------------------------------------------------------
   2,780   Morgan Hill, California, Unified School District, GO, 5.25% due 8/01/2019(d)                                       2,996
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Orange County, California, Sanitation District, COP, 5.25% due 2/01/2028(d)                                        2,076
-----------------------------------------------------------------------------------------------------------------------------------
   1,025   Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds (Project Area Number 1),
           5.45% due 4/01/2018(g)                                                                                             1,106
-----------------------------------------------------------------------------------------------------------------------------------
   1,500   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center Project),
           Series A, 5.50% due 11/01/2029(g)                                                                                  1,621
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   Paramount, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Redevelopment Project Area
           No. 1), 5% due 8/01/2018(g)                                                                                        1,063
-----------------------------------------------------------------------------------------------------------------------------------
   5,485   Peralta, California, Community College District, GO (Election of 2000), Series C, 5% due 8/01/2029(g)              5,569
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   Petaluma, California, Community Development Commission Tax Allocation Bonds (Petaluma Community Development
           Project), Series A, 5.75% due 5/01/2030(g)                                                                         1,084
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019(g)                          1,101
-----------------------------------------------------------------------------------------------------------------------------------
   8,295   Port Oakland, California, RITR, AMT, Class R, Series 5, 9.531% due 11/01/2012(d)(h)                                9,845
-----------------------------------------------------------------------------------------------------------------------------------
  12,710   Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027(d)                        13,143
-----------------------------------------------------------------------------------------------------------------------------------
   1,750   Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding Bonds (Riverside County
           Hospital Project), Series B, 5.70% due 6/01/2016(g)                                                                1,979
-----------------------------------------------------------------------------------------------------------------------------------
   3,865   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds (Solid Waste and
           Redevelopment Project), 5.75% due 12/01/2022(a)                                                                    4,349
-----------------------------------------------------------------------------------------------------------------------------------
   8,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, Series L, 5.125%
           due 7/01/2022(g)                                                                                                   8,453
-----------------------------------------------------------------------------------------------------------------------------------
  10,000   Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B, 5% due 7/01/2026(d)          10,155
-----------------------------------------------------------------------------------------------------------------------------------
   1,820   Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029(f)                                    1,848
-----------------------------------------------------------------------------------------------------------------------------------
   3,500   Saddleback Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue
           Refunding Bonds, Series A, 5.65% due 9/01/2017(f)                                                                  3,654
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds (Department of
           Transportation Lease), Series A, 5.50% due 12/01/2020(g)                                                           2,098
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   San Bernardino, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds,
           Series A, 5.75% due 10/01/2015(f)                                                                                  4,192
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   San Bernardino County, California, COP, Refunding (Medical Center Financing Project), 5.50% due 8/01/2019(g)       4,090
-----------------------------------------------------------------------------------------------------------------------------------
  10,000   San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System Revenue Bonds, 5%
           due 8/01/2021(d)                                                                                                  10,485
-----------------------------------------------------------------------------------------------------------------------------------

                            Merrill Lynch California Insured Municipal Bond Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

Face
Amount     Municipal Bonds                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
California (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
           San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds(d):
$  4,450       Series A, 5.25% due 5/15/2027                                                                              $   4,611
   6,175       Series B, 5.25% due 5/15/2027                                                                                  6,399
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   San Diego, California, Unified Port District, Revenue Refunding Bonds, Series B, 5% due 9/01/2029(g)               4,061
-----------------------------------------------------------------------------------------------------------------------------------
   4,235   San Diego, California, Unified School District, GO (Election of 1998), Series F, 5% due 7/01/2029(f)               4,299
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%
           due 5/01/2027(g)                                                                                                   4,052
-----------------------------------------------------------------------------------------------------------------------------------
   5,500   San Francisco, California, City and County Airport Commission, International Airport Revenue Bonds, AMT,
           Second Series, Issue 11, 6.25% due 5/01/2005(d)(e)                                                                 5,648
-----------------------------------------------------------------------------------------------------------------------------------
   1,250   San Francisco, California, City and County Airport Commission, International Airport, Special Facilities
           Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020(f)                                  1,369
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   San Francisco, California, State Building Authority, Lease Revenue Bonds (San Francisco Civic Center
           Complex), Series A, 5.25% due 12/01/2021(a)                                                                        4,263
-----------------------------------------------------------------------------------------------------------------------------------
   5,790   San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A,
           5.375% due 1/15/2029(g)                                                                                            6,084
-----------------------------------------------------------------------------------------------------------------------------------
   1,420   San Jose-Evergreen, California, Community College District, GO, Series B, 5.50% due 9/01/2021(d)                   1,586
-----------------------------------------------------------------------------------------------------------------------------------
           San Juan, California, Unified School District, GO:
   3,740       5.625% due 8/01/2017(d)                                                                                        4,178
   3,000       5.70% due 8/01/2019(f)                                                                                         3,359
   4,345       5.625% due 8/01/2020(d)                                                                                        4,854
   3,500       (Election of 2002), 5% due 8/01/2028(g)                                                                        3,556
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   San Mateo County, California, Community College District, COP, 5% due 10/01/2029(g)                                1,010
-----------------------------------------------------------------------------------------------------------------------------------
   2,240   San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds (Capital Projects),
           Series A, 5.125% due 7/15/2028(f)                                                                                  2,288
-----------------------------------------------------------------------------------------------------------------------------------
   1,700   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due 7/01/2028(g)                        1,727
-----------------------------------------------------------------------------------------------------------------------------------
   1,650   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community Facilities District
           No. 99), Series 1, 6.20% due 9/01/2020                                                                             1,731
-----------------------------------------------------------------------------------------------------------------------------------
   4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery Redevelopment
           Project), 6% due 7/01/2029(a)                                                                                      4,449
-----------------------------------------------------------------------------------------------------------------------------------
           Santa Rosa, California, High School District, GO:
   1,000       5.70% due 5/01/2021(f)                                                                                         1,094
   1,000       (Election of 2002), 5% due 8/01/2028(g)                                                                        1,016
-----------------------------------------------------------------------------------------------------------------------------------
   1,000   Southwestern Community College, District of California, GO, 5.625% due 8/01/2018(a)                                1,119
-----------------------------------------------------------------------------------------------------------------------------------
   5,500   University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center), Series B, 5.50%
           due 5/15/2021(a)                                                                                                   6,040
-----------------------------------------------------------------------------------------------------------------------------------
   4,215   Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025(f)                                   4,439
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
   2,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series B, 5.75%
           due 7/01/2018(g)                                                                                                   2,260
-----------------------------------------------------------------------------------------------------------------------------------
   6,790   Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (e)(g)                                       7,677
-----------------------------------------------------------------------------------------------------------------------------------
   6,610   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020(g)                                7,335
-----------------------------------------------------------------------------------------------------------------------------------
           Total Municipal Bonds (Cost - $409,958) - 97.5%                                                                  441,277
-----------------------------------------------------------------------------------------------------------------------------------

                            Merrill Lynch California Insured Municipal Bond Fund

Schedule of Investments as of November 30, 2004 (concluded)       (in Thousands)

  Shares
    Held   Mutual Funds                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
      69   BlackRock California Insured Municipal 2008 Term Trust, Inc.                                                   $   1,110
-----------------------------------------------------------------------------------------------------------------------------------
           Total Mutual Funds (Cost - $1,156) - 0.2%                                                                          1,110
-----------------------------------------------------------------------------------------------------------------------------------

           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
   1,209   CMA California Municipal Money Fund (j)                                                                            1,209
-----------------------------------------------------------------------------------------------------------------------------------
           Total Short-Term Securities (Cost - $1,209) - 0.3%                                                                 1,209
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $412,323*) - 98.0%                                                                                443,596

Other Assets Less Liabilities - 2.0%                                                                                          9,146
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 452,742
                                                                                                                          =========

* The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 412,323
                                                                      =========
      Gross unrealized appreciation                                   $  31,609
      Gross unrealized depreciation                                        (336)
                                                                      ---------
      Net unrealized appreciation                                     $  31,273
                                                                      =========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Prerefunded.
(f)   FSA Insured.
(g)   MBIA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(j) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                1,203          $   8
      --------------------------------------------------------------------------

(k)   XL Capital Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fund Name


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    President
    Fund Name

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.
    President
    Fund Name

Date: January 13, 2005


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Fund Name

Date: January 13, 2005